Employee Severance Plans - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total interim severance payments	1,061	148,228
Severance benefits paid excluding interim severance paymnets	44,703	252,284	135,270